INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details) site in Thousands	Dec. 31, 2021 business site investment km	Dec. 31, 2020 investment
Disclosure Of Associates And Joint Ventures [Line Items]
Associates and joint ventures with quoted prices in an active market | investment	2	2
Brazil electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	15.00%
Mexico regulated gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%
Mexico Regulated Gas Transmission Operation Two
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%
Regulated Natural Gas Transmission Business In Mexico
Disclosure Of Associates And Joint Ventures [Line Items]
Number of businesses | business	2
Colombian natural gas distribution operation
Disclosure Of Associates And Joint Ventures [Line Items]
Number of associates and joint ventures	4
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	45.00%
Brazilian Rail Business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	11.00%
North American west coast container terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	19.00%
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%
Australian Ports Operation 3
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	49.00%
U.S. LNG export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	38.00%
North American gas storage operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	20.00%
European telecommunications infrastructure operations
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%
Number of towers and rooftop sites | site	8
Kilometers of fiber backbone | km	50,000
Australian data center operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	12.00%
New Zealand Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%
India Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%